Note 16 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Jun. 30, 2014		Jun. 30, 2013
Financial assets:
Securities held to maturity	$ 77,975		$ 83,636		$ 78,367
Carrying Amount [Member]
Financial assets:
Securities held to maturity	78,518		84,932		80,912
Loans receivable	231,449	[1]	230,275	[1]	223,256	[1]
Financial liabilities:
Certificate of deposits	93,938		98,528		109,948
Advances from Federal Home Loan Bank of New York	30,000		38,000		30,000
Estimate of Fair Value Measurement [Member]
Financial assets:
Securities held to maturity	77,975		83,636		78,367
Loans receivable	233,629	[1]	230,300	[1]	227,556	[1]
Financial liabilities:
Certificate of deposits	95,146		100,120		111,797
Advances from Federal Home Loan Bank of New York	31,111		39,281		32,208
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities held to maturity	77,975		83,636		78,367
Financial liabilities:
Certificate of deposits	95,146		100,120		111,797
Advances from Federal Home Loan Bank of New York	31,111		39,281		32,208
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans receivable	$ 233,629	[1]	$ 230,300	[1]	$ 227,556	[1]

[1]	Includes impaired loans measured at fair value on a non-recurring basis as discussed above.